ACQUISITIONS (Mobile Peak) (Details) (MobilePeak [Member], USD $)	Dec. 31, 2011
Business Acquisition [Line Items]
Cash	$ 1,104,430
Other current assets	1,451,290
Property and equipments	917,795
Goodwill	31,334,875
Current liabilities	(7,191,080)
Deferred tax liabilities	(1,611,875)
Non-controlling interests at fair value	(2,692,000)
Total purchase consideration	45,413,435
Business Acquisition Estimated Fair Value:
Cash consideration paid to acquire preference shares	27,237,151
Pick-up of equity loss	(1,062,504)
Gains from previously held preference shares upon acquisition	1,460,353
Fair value of 48.5% preferred shares held	27,635,000
Cash consideration paid to acquire ordinary shares	3,521,996
Accelerated vesting of MobilePeak's employees stock options (charged to additional paid-in capital)	1,300,000
Cash paid to MobilePeak to settle its liabilities and to finance its operation	12,956,439
Total purchase consideration	45,413,435
Patented And Completed Technologies [Member]
Business Acquisition [Line Items]
Intangible assets	10,300,000
In Process Research And Development [Member]
Business Acquisition [Line Items]
Intangible assets, not amortizable	$ 11,800,000